Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Resident Fees and Services Revenue

The following table disaggregates the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and rents, or ancillary and other services (in thousands):

	Three Months Ended September 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$217,053	81%	$117,467	78%
Non-refundable entrance fee amortization	29,801	11%	24,155	16%
Ancillary and other services	21,446	8%	8,836	6%
Resident fees and services	$268,300	100%	$150,458	100%

	Nine Months Ended September 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$550,576	81%	$349,614	78%
Non-refundable entrance fee amortization	84,812	12%	71,813	16%
Ancillary and other services	49,713	7%	26,813	6%
Resident fees and services	$685,101	100%	$448,240	100%

The following tables disaggregate the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and board, or ancillary and other services (in thousands):

	Year Ended December 31,
	2025		2024
		Percent of		Percent of
	Amount	Total	Amount	Total
Room and board	$488,366	80.8%	$463,938	81.6%
Non-refundable entrance fee amortization	98,912	16.4%	88,995	15.7%
Ancillary and other services	16,711	2.8%	15,542	2.7%
Total resident fees and services	$603,989	100.0%	$568,475	100.0%

Schedule of Opening and Closing Balances of Accounts Receivable, Net

The opening and closing balances of accounts receivable, net were as follows (in thousands):

Closing balance – December 31, 2025	$19,431
Closing balance – September 30, 2026	25,406
Change	$5,975

The opening and closing balances of accounts receivable, net were as follows (in thousands):

Opening balance – December 31, 2023	$19,970
Closing balance – December 31, 2024	19,697
Change	$(273)
Opening balance – December 31, 2024	$19,697
Closing balance – December 31, 2025	19,431
Change	$(266)

Schedule of Adjustments to Allowances for Credit Losses

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance – December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance – December 31, 2025	$2,018
Opening balance – December 31, 2025	$2,018
Additional allowance	2,724
Write-offs, recoveries, and other adjustments	(748)
Closing balance – September 30, 2026	$3,994

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance – December 31, 2023	$2,282
Additional allowance	2,494
Write-offs, recoveries, and other adjustments	(2,533)
Closing balance – December 31, 2024	$2,243
Opening balance – December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance – December 31, 2025	$2,018